Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Bottom of range [member]
Accounting Policies1 [Line Items]
Net income for each period absorbed, percentage	30.00%
Computer Software [Member] | Weighted average [Member]
Accounting Policies1 [Line Items]
Intangible assets, estimated useful life	5 years
Other Identifiable Intangible Assets [Member] | Bottom of range [member]
Accounting Policies1 [Line Items]
Intangible assets, estimated useful life	40 years
Other Identifiable Intangible Assets [Member] | Top of Range [Member]
Accounting Policies1 [Line Items]
Intangible assets, estimated useful life	60 years